Financial Assets at Fair Value Through Profit or Loss and Stock Loan (Tables)	12 Months Ended
Dec. 31, 2024
Financial Assets at Fair Value Through Profit or Loss and Stock Loan [Abstract]
Schedule of Financial Assets at Fair Value Through Profit or Loss and Stock Loan
	As of December 31,
	2024	2023
	US$	US$
Financial assets at fair value through profit or loss, other than financial asset at fair value through profit or loss under stock loan	164,620	66,290
Financial assets at fair value through profit or loss under stock loan	-	13,317
Total financial assets at fair value through profit or loss	164,620	79,607

Listed equity shares	149,918	72,053
Unlisted equity shares	2,570	2,005
Movie income right investments	12,132	5,549
	164,620	79,607
Presented as
Current	24,987	-
Non-current	139,633	79,607
	164,620	79,607